Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense for property and equipment	$ 74.5	$ 55.3	$ 52.4